PGIM Target Date 2025 Fund
Schedule of Investments (unaudited) as of April 30, 2024
Description	Shares	Value
Long-Term Investments 92.0%
Affiliated Mutual Funds
Domestic Equity — 26.0%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	61,560	$819,974
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	268,186	10,467,317
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	79,954	822,727
		12,110,018
Fixed Income — 52.1%
PGIM Core Conservative Bond Fund (Class R6)	630,718	5,241,271
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	402,343	2,776,163
PGIM TIPS Fund (Class R6)	1,128,717	9,266,764
PGIM Total Return Bond Fund (Class R6)	605,455	7,023,280
		24,307,478
International Equity — 13.9%
PGIM Global Real Estate Fund (Class R6)	154,515	2,785,898
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	271,473	3,724,616
		6,510,514

Total Long-Term Investments (cost $42,675,676)		42,928,010

Short-Term Investment 8.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,770,226)	3,770,226	3,770,226

TOTAL INVESTMENTS 100.1% (cost $46,445,902)(wa)		46,698,236
Liabilities in excess of other assets (0.1)%		(64,317)

Net Assets 100.0%		$46,633,919

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date Funds